Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

13. PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expense is calculated using straight-line method over the estimated useful life below:

	Useful Life	December 31,	December 31,
	years	2017	2016
Furniture and fixtures	5	$15,755	$14,018
Vehicles	4	30,734	133,885
Electronic equipment	3	23,573	19,628
Less: accumulated depreciation		(23,728)	(79,068)
Property and equipment, net		$46,334	$88,463

Depreciation expense totaled $37,084, $37,448 and $39,415 for the years ended December 31, 2017, 2016 and 2015, respectively.